Derivative instruments and hedging activities - Fair Value Hedges (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	¥ 28	¥ 2	¥ 33
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	29	¥ 2	¥ 33
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	(1)
Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	(28)	¥ (2)	¥ (33)
Hedged Items [Member] | Long-term borrowings [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	(29)	¥ (2)	¥ (33)
Hedged Items [Member] | Non-trading debt securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Fair Value Hedges Recognized	¥ 1